DEBT (Details Narrative) - USD ($)	1 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended
	May 31, 2023	Feb. 28, 2021	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jan. 31, 2023	Dec. 21, 2022	Dec. 20, 2022	Apr. 02, 2022
Debt Instrument [Line Items]
Convertible note payable							$ 386,000					$ 700,000	$ 700,000
Number of shares issued					10,654,425
Conversion of value issued					$ 49,248		$ 3,512,747
Discount rate							30.00%
Convertible debentures							$ 0
Derivative liability			$ 116,559		116,559			$ 3,116,734
Notes Payable							$ 183,657	275,775
Number of shares converted							3,000,000
Gain on extinguishment of the debt			49,248		49,248	$ 627,591	$ 627,591
Convertible notes payable				$ 2,070,500		$ 2,070,500
Notes payable plus accrued interest			1,163,938		1,163,938
Minimum [Member]
Debt Instrument [Line Items]
Conversion price											$ 0.10	$ 0.40	$ 0.40
Maximum [Member]
Debt Instrument [Line Items]
Conversion price											$ 1.50	$ 1.50	$ 1.50
Convertible Notes Payable [Member]
Debt Instrument [Line Items]
Note payable			$ 90,000		$ 90,000					$ 69,250
Interest rate			8.00%	7.00%	8.00%	7.00%	8.00%	7.00%
Convertible note payable			$ 3,232,500	$ 775,000	$ 3,232,500	$ 775,000	$ 1,461,000	$ 1,175,000
Number of shares issued						10,000		10,000
Conversion of value issued						$ 25,000		$ 25,000
Converted amount								94,959
Discount rate			35.00%		35.00%
Non related party convertible notes payable plus accrued interest						$ 2,250,000
Converted shares						6,214,355	6,214,355
Extinguishment of debt							$ 627,591
Derivative liability							3,512,747
Convertible note payable related party									$ 25,000
Convertible into common stock									$ 0.001
Number of shares sold									$ 3,000
Number of shares converted									3,000,000
Notes payable issued							1,075,000
Notes payable plus accrued interest							2,250,000
Gain on extinguishment of the debt							627,592
Convertible notes payable							386,000
Maturity date					Sep. 20, 2024
Notes Payable [Member]
Debt Instrument [Line Items]
Purchase price		$ 450,000
Debt discount		$ 389,046
Repayment debt					$ 106,500		106,500	75,000
Debt balance			$ 343,500		343,500		343,500	375,000
Installments paid			10,500		$ 10,500		$ 10,500
Imputed interest rate					7.00%		7.00%
Note payable							$ 100,000
Interest expense							10,000
Repayment of notes payable							50,000
Cash converted							60,000
Note payable related party							$ 15,000
Interest rate							7.00%
Notes payable issued								$ 386,000
Notes Payable [Member] | K A M Biotechnology [Member]
Debt Instrument [Line Items]
Debt discount	$ 758,501
Repayment debt					$ 782,865
Total acquisition price	$ 800,000
Notes Payable			$ 17,135		$ 17,135